Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable securities
Marketable securities	R$ 245,942	R$ 380,514
Average gross yield of securities	102.00%	104.00%
Credit Risk | AAA
Marketable securities
Private investment fund	R$ 245,942	R$ 31,842
Credit Risk | AA
Marketable securities
Private investment fund	R$ 0	R$ 348,672